Document and Entity Information	Nov. 27, 2025
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Nov. 27, 2025
Entity Registrant Name	Cushman & Wakefield plc
Entity Incorporation State Country Code	D0
Entity File Number	001-38611
Entity Tax Identification Number	98-1896559
Entity Address Address Line 1	Canon’s Court
Entity Address Address Line 2	22 Victoria Street
Entity Address Address Line 3	Hamilton, HM
Entity Address City Or Town	London
Entity Address Postal Zip Code	12
Entity Address Country	BM
Country Region	+1
City Area Code	441
Local Phone Number	298 3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, $0.10 par value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001628369
Amendment Flag	false